Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Leasehold improvements	109,826,051	138,813,271	19,993,270
Furniture, fixtures and equipment	63,763,654	85,469,351	12,310,147
Motor vehicles	23,019,817	49,940,181	7,192,882
Software	39,034,783	64,016,790	9,220,336
	235,644,305	338,239,593	48,716,635
Accumulated depreciation	(79,150,194)	(129,855,593)	(18,703,096)
	156,494,111	208,384,000	30,013,539
Construction in progress	39,981,138	35,105,512	5,056,245
Property and equipment, net	196,475,249	243,489,512	35,069,784

Depreciation expense was RMB22,398,968, RMB34,417,668 and RMB61,320,332 for the years ended December 31, 2014, 2015 and 2016, respectively.